Commitments and contingencies - Summary of payment due to schedule (Details)	Jun. 30, 2025 CNY (¥)
Office rental [Member]
Other Commitments [Line Items]
Less than 1 year	¥ 221,765
1-3 years	0
4-5 years	0
Total	221,765
Bank borrowings [Member]
Other Commitments [Line Items]
Less than 1 year	30,000,000
1-3 years	2,200,000
4-5 years	0
Total	32,200,000
Installment payment payable for Vehicles [Member]
Other Commitments [Line Items]
Less than 1 year	134,400
1-3 years	280,000
4-5 years	0
Total	¥ 414,400